[KUTAK ROCK LLP LETTERHEAD]

September 8, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F. Street, N.E.
Mail Stop 4561
Washington D.C. 20549

Re:	SAN Holdings, Inc.
File No. 000-25839
Registration Statement on Form S-1

Ladies and Gentlemen:

Accompanying this letter for filing on behalf of SAN Holdings, Inc. (the “Company”), is a Registration Statement on Form S-1 registering for resale certain securities issued by the Company in a private placement transaction completed in 2006.

On August 25, 2006, the Company responded to a letter of the staff (“Staff”) of the Securities and Exchange Commission (“SEC”), dated August 18, 2006 (the “Comment Letter”), regarding the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2005 and the Company’s Quarterly Report on Form 10-Q for the fiscal quarter ended March 31, 2006. The Company believes that it has responded to all of the Staff’s comments in the Comment Letter.

This filing is being effected by direct transmission to Operational EDGAR System of the SEC. If you have any questions regarding the foregoing or require further information, please contact the undersigned or Robert J. Ahrenholz.

Sincerely, /s/ Joshua Kerstein

Enclosures